Shareholder Fees {- Fidelity Large Cap Value Index Fund}	Jun. 29, 2022 USD ($)
04.30 Fidelity Large Cap Value Index Fund PRO-12 | Fidelity Large Cap Value Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none